COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Litigation contingencies
Settlement amount | $	$ 3
Borrowings guaranteed by GDS Holdings Limited [Member]
Guarantees
Maximum Exposure		¥ 9,967,914
Carrying value		¥ 6,299,118
Property Lease Guarantee [Member] | Maximum [Member]
Guarantees
Leases Term		30 years
Letter Of Guarantee [Member]
Guarantees
Maximum Exposure		¥ 1,969,559
Carrying value		¥ 1,753,294
Service agreement | Maximum [Member]
Guarantees
Sale agreement extension		25 years
Capital additional purchase commitments
Capital commitments
Capital commitments outstanding not provided for in the financial statements, Contracted for		¥ 1,974,182	¥ 2,727,429
Purchase of land use rights
Capital commitments
Capital commitments outstanding not provided for in the financial statements, Contracted for		¥ 335,675	¥ 328,498